Fees and Expenses	May 31, 2024
ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees(1)	None
Other Expenses	0.08%
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.08%
All Remaining Other Expenses	None
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.84%

(1)  Pursuant to a Rule 12b-1 Distribution and Service Plan (the "Plan"), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% each year and that the Fund's expenses are equal to the Total Annual Operating Expenses each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your Shares, your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	10 Years
$86	$268	$466	$1,037

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. Transaction costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. For the fiscal year ended May 31, 2024, the Fund's portfolio turnover rate was 550% of the average value of its portfolio.

Portfolio Turnover, Rate	550.00%
ALTSHARES EVENT-DRIVEN ETF | ALTSHARES EVENT-DRIVEN ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fee	1.25%
Distribution and/or Service (12b-1) Fees(1)	None
Other Expenses	0.05%
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.05%
All Remaining Other Expenses	None
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%

(1)  Pursuant to a Rule 12b-1 Distribution and Service Plan (the "Plan"), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your Shares, your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	10 Years
$133	$415	$718	$1,579

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. Transaction costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended May 31, 2024, the Fund's portfolio turnover rate was 407% of the average value of its portfolio.

Portfolio Turnover, Rate	407.00%